Income tax (Tables)	6 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
Schedule of provision for income tax

The provision for income taxes consisted of the following:

	For the Six Months Ended June 30,
	2025	2026
	S$’000	S$’000
Current year income tax expense	-	-
Over-provision in prior year	-	(9)
Income tax benefit	-	(9)

Schedule components of the deferred tax assets

The components of the deferred tax assets are as follows:

	December 31, 2025	June 30, 2026
	S$’000	S$’000
Tax loss carrying forwards	918	544

Deferred tax assets	156	92
Valuation allowance	(156)	(92)
Total deferred tax assets, net	-	-

Schedule of reconciliation of income tax rate

Below is the reconciliation of the statutory tax rate to the effective tax rate after the adoption of ASU 2023-09:

	For the six months ended June 30,
	2025		2026
	S$’000	Effective Tax rate	S$’000	Effective Tax rate
Income tax expense at Cayman statutory rate	-	-	-	-
Effect of foreign tax rates	(42)	17.00%	(577)	17.00%
Tax effect on non-deductible expenses	-	-	14	-0.41%
Tax effect on non-taxable income	-	-	-	-
Corporate tax exemption	5	-2.03%	-	-
Deferred tax assets not recognized	37	-14.97%	114	-3.36%
Effect of lower tax rates in foreign jurisdictions	-	-	449	-13.23%
(Over)/Under-provision in prior year	-	-	(9)	0.27%
Corporate tax rebate	-	-	-	-
Utilization of prior year tax losses	-	-	-	-
Income tax expense/(benefit)	-	-	(9)	0.27%